Expense Example, No Redemption - A C I Shares - JPMorgan Mid Cap Equity Fund	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years	Class I 1 Year	Class I 3 Years	Class I 5 Years	Class I 10 Years
USD ($)	635	892	1,169	1,958	167	540	939	1,924	91	307	542	1,215